Schedule of intangible assets (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Jan. 01, 2024
IfrsStatementLineItems [Line Items]
Intangible assets, beginning balance	€ 23,958
Intangible assets, ending balance	21,522	€ 23,958
Net book value	21,522	23,958	€ 5,076
Customer-related intangible assets [member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning balance	19,429
Intangible assets, ending balance	17,453	19,429
Net book value	17,453	19,429
Brand names [member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning balance	4,529
Intangible assets, ending balance	4,069	4,529
Net book value	4,069	4,529
Technology-based intangible assets [member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning balance
Intangible assets, ending balance
Net book value
Intangible assets under development [member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning balance
Intangible assets, ending balance
Net book value
Copyrights, patents and other industrial property rights, service and operating rights [member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning balance
Intangible assets, ending balance
Net book value
Computer software [member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning balance
Intangible assets, ending balance
Net book value
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning balance	24,364	6,443
Additions		24,543
Reclassification		(0)
Disposal		(42)
Deconsolidation of entities		(6,580)
Intangible assets, ending balance	24,364	24,364
Net book value	24,364	24,364
Gross carrying amount [member] | Customer-related intangible assets [member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning balance	19,758
Additions		19,758
Intangible assets, ending balance	19,758	19,758
Net book value	19,758	19,758
Gross carrying amount [member] | Brand names [member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning balance	4,606
Additions		4,606
Intangible assets, ending balance	4,606	4,606
Net book value	4,606	4,606
Gross carrying amount [member] | Technology-based intangible assets [member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning balance		2,996
Additions
Reclassification		686
Disposal
Deconsolidation of entities		(3,682)
Intangible assets, ending balance
Net book value
Gross carrying amount [member] | Intangible assets under development [member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning balance		1,346
Additions		142
Reclassification		(686)
Disposal
Deconsolidation of entities		(803)
Intangible assets, ending balance
Net book value
Gross carrying amount [member] | Copyrights, patents and other industrial property rights, service and operating rights [member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning balance		1,911
Additions
Reclassification
Disposal
Deconsolidation of entities		(1,911)
Intangible assets, ending balance
Net book value
Gross carrying amount [member] | Computer software [member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning balance		190
Additions		37
Reclassification
Disposal		(42)
Deconsolidation of entities		(185)
Intangible assets, ending balance
Net book value
Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning balance	(406)	(1,367)
Deconsolidation of entities		2,344
Amortisation charge	(2,436)	(1,383)
Intangible assets, ending balance	(2,842)	(406)
Net book value	(2,842)	(406)
Accumulated depreciation and amortisation [member] | Customer-related intangible assets [member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning balance	(329)
Amortisation charge	(1,976)	(329)
Intangible assets, ending balance	(2,305)	(329)
Net book value	(2,305)	(329)
Accumulated depreciation and amortisation [member] | Brand names [member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning balance	(77)
Amortisation charge	(461)	(77)
Intangible assets, ending balance	(537)	(77)
Net book value	(537)	(77)
Accumulated depreciation and amortisation [member] | Technology-based intangible assets [member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning balance		(1,320)
Deconsolidation of entities		2,279
Amortisation charge		(959)
Intangible assets, ending balance
Net book value
Accumulated depreciation and amortisation [member] | Intangible assets under development [member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning balance
Deconsolidation of entities
Amortisation charge
Intangible assets, ending balance
Net book value
Accumulated depreciation and amortisation [member] | Copyrights, patents and other industrial property rights, service and operating rights [member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning balance		(4)
Deconsolidation of entities		5
Amortisation charge		(1)
Intangible assets, ending balance
Net book value
Accumulated depreciation and amortisation [member] | Computer software [member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning balance		(43)
Deconsolidation of entities		61
Amortisation charge		(18)
Intangible assets, ending balance
Net book value